Acquisitions and intangible assets (Tables)	12 Months Ended
Nov. 30, 2012
Acquisitions and intangible assets
Schedule of changes in the carrying amount of goodwill

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2009	$—	$—	$—

Acquisition of business	$794	$2,197	$2,991
Balance at November 30, 2010	$794	$2,197	$2,991

Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100

Balance at November 30, 2012	$794	$6,306	$7,100

Schedule of identified intangible assets

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720

Total	$14,000	$6,125	$7,875

	November 30, 2011
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,673	$927
Patents and core technology	12,700	5,888	6,812
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	3,071	229
Software	1,200	240	960

Total	$23,900	$12,872	$11,028

Schedule of expected amortization of intangible assets

Amortization
2013	$1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	$284